Employee benefits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Interest cost	$ 3	$ 2
Service cost	16	22
Total	$ 19	$ 24